Capital stock (Tables)	6 Months Ended
Feb. 29, 2024
Capital stock.
Summary of issued capital

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
12,098,221 Voting Common Shares [August 31, 2023 – 11,172,800]	52,268,158	50,395,717